INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax (benefit) provision:
Federal	$ (29,176)	$ (1,117)	$ (1,187)
State	2,253	197	1,514
Foreign	(176)	3,201	4,108
Current income tax (benefit) provision	(27,099)	2,281	4,435
Deferred income tax (benefit) provision:
Federal	(20,054)	(51,952)	20,156
State	(7,726)	(10,645)	(7,272)
Foreign	(4,140)	(173)	(4,119)
Deferred income tax (benefit) provision	(31,920)	(62,770)	8,765
Income tax (benefit) provision	$ (59,019)	$ (60,489)	$ 13,200